Fair Value of Financial Instruments (excluding PSSVSA) (Tables) - EBP 003	12 Months Ended
Dec. 31, 2025
Fair Value of Financial Instruments (excluding PSSVSA)
Summary of assets measured at fair value on a recurring basis

	As of December 31, 2025
	Assets	Fair Value Hierarchy Level
	Measured
	at Fair
	Value	Level 1	Level 2	Level 3
Assets
Deferred income annuity	$3,830,269	$—	$—	$3,830,269
Guaranteed interest accounts	62,819,168	—	—	62,819,168
Separate accounts	2,982,173,730	—	2,982,173,730	—
Principal Financial Group, Inc. ESOP	125,133,789	125,133,789	—	—
Collective investment trusts	1,600,255,736	—	1,600,255,736	—
Self-directed brokerage account	67,825,072	67,825,072	—	—
Total invested assets, excluding Plan interest in Principal Select Stable Value Separate Account	$4,842,037,764	$192,958,861	$4,582,429,466	$66,649,437

	As of December 31, 2024
	Assets	Fair Value Hierarchy Level
	Measured
	at Fair
	Value	Level 1	Level 2	Level 3
Assets
Deferred income annuity	$2,800,424	$—	$—	$2,800,424
Guaranteed interest accounts	64,219,605	—	—	64,219,605
Separate accounts	2,830,930,689	—	2,830,930,689	—
Principal Financial Group, Inc. ESOP	119,680,272	119,680,272	—	—
Collective investment trusts	1,325,060,496	—	1,325,060,496	—
Self-directed brokerage account	43,711,717	43,711,717	—	—
Total invested assets, excluding Plan interest in Master Trust Investment Account	$4,386,403,203	$163,391,989	$4,155,991,185	$67,020,029

Schedule of reconciliation for all assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3)

	For the year ended December 31, 2025
							Changes in
							Unrealized Gains
	Beginning						(Losses) Included
	Asset						in Changes in Net
	Balance					Ending Asset	Assets Available
	as of				Transfers	Balance as of	for Benefits
	January 1,				In (Out) of	December 31,	Relating to
	2025	Interest*	Purchases**	Sales**	Level 3	2025	Positions Still Held
Assets
Deferred income annuity	$2,800,424	$(143,216)	$1,212,855	$(39,794)	$—	$3,830,269	$(143,216)
Guaranteed interest accounts	64,219,605	3,144,774	12,241,124	(16,786,335)	—	62,819,168	312,365
Total	$67,020,029	$3,001,558	$13,453,979	$(16,826,129)	$—	$66,649,437	$169,149

	For the year ended December 31, 2024
							Changes in
							Unrealized Gains
	Beginning						(Losses) Included
	Asset					Ending Asset	in Changes in Net
	Balance					Balance	Assets Available
	as of				Transfers	as of	for Benefits
	January 1,				In (Out) of	December 31,	Relating to
	2024	Interest*	Purchases**	Sales**	Level 3	2024	Positions Still Held
Assets
Deferred income annuity	$2,721,643	$6,093	$769,569	$(696,881)	$—	$2,800,424	$6,093
Guaranteed interest accounts	53,961,857	2,991,690	26,749,870	(19,483,812)	—	64,219,605	290,787
Total	$56,683,500	$2,997,783	$27,519,439	$(20,180,693)	$—	$67,020,029	$296,880
*	Includes interest and unrealized gains or losses.
**	Includes contributions, transfers from affiliated and unaffiliated plans, transfers to other investments via participant election, benefits paid to participants, and administrative expenses.

Summary of quantitative information about the significant unobservable inputs used for recurring fair value measurements categorized within Level 3

	As of December 31, 2025
	Asset
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique	input description	of inputs	average
Assets
Deferred income annuity	$3,830,269	Discounted cash flow	Long duration interest rate	2.01% - 5.54%	3.96%
			Mortality rate	See note (1)

Guaranteed interest accounts	62,819,168	See note (2)	Interest rate on account	0.75% - 5.79%	4.57%
			Applicable interest rate	3.98% - 4.34%	4.04%
			Maturity date	12/31/2025 - 12/31/2031

	As of December 31, 2024
	Asset
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique	input description	of inputs	average
Assets
Deferred income annuity	$2,800,424	Discounted cash flow	Long duration interest rate	2.01% - 5.36%	3.77%
			Mortality rate	See note (1)
Guaranteed interest accounts	64,219,605	See note (2)	Interest rate on account	0.75% - 5.78%	4.70%
			Applicable interest rate	4.65% - 4.93%	4.71%
			Maturity date	12/31/2024 - 12/31/2030
(1)	This input is based on an industry mortality table and a range does not provide a meaningful presentation.
(2)	If the applicable interest rate is equal to or less than the interest rate on the account, the fair market value is equal to the contract value. If the applicable interest rate is greater than the interest rate on the account, the fair market value is the contract value reduced by a percentage. This percentage is equal to the difference between the applicable interest rate and the interest rate on the account, multiplied by the number of years (including fractional parts of a year) until the maturity date.